UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21873

AMERICAN VANTAGE COMPANIES
(Exact name of Registrant as specified in Charter)

5115 South Durango Drive, Las Vegas, Nevada	89113
(Address of principal executive offices)	(Zip Code)

Ronald J. Tassinari, 5115 South Durango Drive, Las Vegas, Nevada, 89113
(Name and address of Agent for Service)

Registrant’s telephone number, including area code: (702) 227-9800

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

	Name of unaffiliated user	Title of issue	Industry/ Ticker/CUSIP	Number of Shares	Value at September 30, 2008	Percentage of investments at September 30, 2008

Common	Candidates on Demand	Common stock	Recruitment	100	$6,400,000	57.6%
stock:	Group, Inc.		and temporary
			placement

	Genius Products, Inc.	Common stock	GNPI.OB	525,000	63,000	0.6%

					6,463,000	58.2%

Preferred	Federated Premier Intermediate
stock:	Municipal Income Fund
	Auction Market Preferred
	Moodys: AAA --
	Annual Yield: 2.503%	Series A	31423M204	11	275,000	2.5%

	Insured Municipal Income
	Fund Inc. (NYSE: PIF) -- formerly
	PaineWebber Premier Insured
	Municipal Income Fund Inc.
	Auction Rate Preferred
	Moodys: AAA -- S&P: AAA
	Annual Yield: 12.53%	Series B	69574F305	12	600,000	5.4%

					875,000	7.9%

Warrants:	Genius Products, Inc.	$2.56 Warrants	GNPI.OB	250,000	10,000	0.1%
	Genius Products, Inc.	$2.78 Warrants	GNPI.OB	700,000	28,000	0.3%

					38,000	0.4%

Other:	Border Grill Las Vegas, LLC	Member shares	Restaurant		3,724,000	33.5%

					$11,100,000	100.0%
______________________

Notes to Schedule of Investments:
The fair market valuations for the preferred stock auction rate issuances are based on Wells Fargo Investments’ estimates at September 30, 2008 “and may not reflect actual market transactions.” No assurance can be given that current unfavorable changes in the credit markets may continue to occur, such that American Vantage Companies (with its controlled subsidiaries, collectively, the “Company”) would obtain these valuations in a sales transaction.

Item 2. Controls and Procedures.

(a) The Company maintains disclosure controls and procedures (as such term is defined in Rule 31a-3(c) promulgated under the Investment Company Act of 1940 (the “Act”)) that are designed to ensure that information required to be disclosed in its reports filed pursuant to the Act is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s (the “SEC”) rules and forms, and that such information is accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure.

An evaluation was performed, as of September 30, 2008, under the supervision and with the participation of the Company’s management, including its President and Chief Executive Officer and Chief Financial Officer, of the effectiveness of the design and operation of the Company’s disclosure controls and procedures, as defined in Rule 30a-3(c) promulgated under the Act and Rules 13a-15(b) or 15d-15(b) promulgated under the Securities Exchange Act of 1934. Based on such evaluation, the Company’s management concluded that the Company’s disclosure controls and procedures were effective to ensure that information the Company is required to disclose in reports that the Company’s files or submits under the Act are recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms, and that such information is accumulated and communicated to the Company’s management, including the President and Chief Executive Officer and Chief Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There has been no change in the Company’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal controls over financial reporting.

Item 3. Exhibits.

(a)	Exhibits

(1)	Certification of Ronald J. Tassinari pursuant to Investment Company Act Rule 30a-2(a) **

(2)	Certification of Anna M. Morrison pursuant to Investment Company Act Rule 30a-2(a) **

___________________
** Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN VANTAGE COMPANIES

Dated: November 17, 2008	By:	/s/ Ronald J. Tassinari
Ronald J. Tassinari, Chairman, President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 17, 2008	By:	/s/ Ronald J. Tassinari
Ronald J. Tassinari, Chairman, President and Chief Executive Officer (Principal Executive Officer)

Dated: November 17, 2008	By:	/s/ Anna M. Morrison
Anna M. Morrison, Chief Financial Officer (Principal Financial Officer)